Financial liabilities and lease debts	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Financial liabilities and lease debts

Note 12. Financial liabilities and lease debts

12.1 Detail of financial liabilities and lease debts

	As of December 31, 2025	As of June 30, 2026

	$ in thousands
Conditional advances	4,042	4,222
Lease debts	27,725	23,823
EIB loan	47,175	48,442
EIB warrants	22,059	12,863
Other non-current financial liabilities	735	658
Total non-current financial liabilities and non-current lease debts	101,738	90,008
Lease debts	7,701	6,774
State Guaranteed loan « PGE »	4,090	1,311
Other current financial liabilities	6,369	6,189
Total current financial liabilities and current lease debts	18,161	14,274
Trade payables	17,277	18,200
Other current liabilities	12,342	10,647
Total Financial liabilities and lease debts	149,518	133,129

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2025	Debt repayments	Other non-cash transactions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of June 30, 2026

	$ in thousands
Conditional advances	4,042	-	121	-	189	-	-	(130)	4,222
Lease debts	27,725	-	-	(3,748)	-	-	-	(155)	23,823
State Guaranteed loan « PGE »	-	-	-	-	-	-	-	-	-
EIB loan	47,175	-	-	-	2,761	-	-	(1,495)	48,442
EIB warrants	22,059	-	-	-	-	-	(8,735)	(462)	12,863
Other non-current financial liabilities	735	-	-	(77)	-	-	-	-	658
Total non-current financial liabilities and non-current lease debts	101,738	-	121	(3,825)	2,950	-	(8,735)	(2,241)	90,008
Lease debts (1)	7,701	(4,575)	-	3,748	823	(823)	-	(100)	6,774
State Guaranteed loan « PGE »	4,090	(2,711)	-	-	36	(45)	-	(60)	1,311
Other current financial liabilities	6,369	(72)	-	77	132	(131)	-	(187)	6,189
Total current financial liabilities and current lease debts	18,161	(7,357)	-	3,825	991	(999)	-	(346)	14,274

	As of December 31, 2024	Proceeds from new debts	Debt repayments	Other non-cash transactions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of June 30, 2025

	$ in thousands
Conditional advances	3,189	-	-	-	-	196	-	-	423	3,808
Lease debts	34,245	-	-	-	(2,966)	-	-	-	984	32,264
State Guaranteed loan « PGE »	3,599	-	-	-	(2,539)	-	-	-	278	1,338
EIB loan	37,202	-	-	(11)	-	2,302	-	-	4,924	44,417
EIB warrants	6,010	-	-	-	-	-	-	(1,209)	683	5,484
Other non-current financial liabilities	881	-	-	-	(72)	-	-	-	-	809
Total non-current financial liabilities and non-current lease debts	85,127	-	-	(11)	(5,577)	2,498	-	(1,209)	7,292	88,120
Lease debts (1)	8,385	-	(4,254)	-	2,966	1,164	(1,164)	-	380	7,477
State Guaranteed loan « PGE »	4,841	-	(2,531)	9	2,539	78	(87)	-	620	5,469
Other current financial liabilities	11,293	-	(67)	41	72	247	(258)	-	1,433	12,761
Total current financial liabilities and current lease debts	24,519	-	(6,852)	50	5,577	1,489	(1,509)	-	2,433	25,707

(1) Payments on lease debts as presented on the Company's Interim Condensed Statements of Consolidated Cash Flows include debt repayments and related interests paid.

Conditional advances

On March 8, 2023, we entered into a grant and refundable advance agreement with Bpifrance ("BPI") to partially finance one of our R&D programs related to the eti-cel product candidate and associated CMC activities. Pursuant to this agreement, we received a first installment of $0.9 million on June 19, 2023, a second installment of $1.9 million on October 6, 2023 and a third installment of $2.1 million on December 6, 2024.

Repayment of this advance was initially scheduled over a 3-year period starting on March 31, 2028, except in the event of technical or economic failure of the R&D project. On January 30, 2026, the repayment term was extended by 18 months, with the first repayment installment due on September 30, 2029.

The amount repayable is equal to the principal amount increased by a discounting adjustment calculated at an annual rate of 3.04%, in accordance with the European Commission’s principles governing State aid. The amount of this discounting adjustment is expected to be €1.1 million ($1.2 million), resulting in the total repayment amount of €5.6 million ($6.4 million).

This refundable advance from BPI includes a government grant component as defined in IAS 20. Because this advance bears a below-market interest rate, the Group measured the fair value of each installment using a market rate of interest and recognized the difference between the cash proceeds received and the fair value of the advance as grant income.

Based on a market interest rates of 16.1% for the first installment, 15.2% for the second installment and 8.7% for the third installment, determined using the credit spreads observed on loans contracted by Cellectis with comparable maturities, the Group measured the fair value of the advance at $3.0 million at inception. The difference between the fair value of the refundable advance and the cash proceeds received was recognized as grant income in profit and loss upon receipt of the funds. The advance is subsequently measured at amortized cost.

The amendment dated January 30, 2026 which extended the repayment term by 18 months, did not have a material impact on the carrying amount of the advance. The remeasurement of the contractual cash flows resulted in the recognition of $0.2 million of financial income and $0.3 million of financial expense during the six-month period ended June 30, 2026.

State-Guaranteed loan

The State-Guaranteed Loan (“Prêt Garanti par l’Etat”, or “PGE”) consists of a €18.5 million loan (equivalent to $21.1 million at exchange rate as of June 30, 2026) provided by a banking syndicate comprising HSBC, Société Générale, Banque Palatine and BPI.

The PGE loan bears a fixed interest rate ranging from 0.31% to 3.35%. Following an initial two-year interest-only period, the loan is amortized over up to four years at the Company's election. The French government guarantees 90% of the principal amount borrowed.

As of June 30, 2026, the current liability related to the State-Guaranteed Loan amounted to $1.3 million and was fully repaid in July 2026 in accordance with the contractual repayment schedule.

Other current and non-current financial liabilities

As of June 30, 2026 and December 31, 2025, other current financial liabilities mainly consisted of financing obtained from BPI in August 2023 in respect of the Company's 2022 Research Tax Credit receivable, in the principal amount of €5.3 million ($6.0 million and $6.2 million as of June 30, 2026 and December 31, 2025, respectively).

European Investment Bank (“EIB”) credit facility

On December 28, 2022, Cellectis entered into a finance contract (the “Finance Contract”) with the EIB for up to €40.0 million in financing to support research and development activities relating to its pipeline of gene-edited allogeneic cell therapy candidate products for oncology indications (the “R&D Activities”).

The Finance Contract provided for funding in three tranches: (i) an initial tranche of €20.0 million (“Tranche A”), disbursed on April 17, 2023; (ii) a second tranche of €15.0 million (“Tranche B”), disbursed on January 25, 2024; and (iii) a third tranche of €5.0 million (“Tranche C”), disbursed on December 18, 2024. Tranche A, Tranche B and Tranche C mature six years from their respective disbursement dates and bear contractual interest at annual rates of 8%, 7% and 6%, respectively. Interest is capitalized annually and added to the outstanding principal amount.

On March 30, 2023, the Company and EIB entered into a Subscription Agreement relating to warrants to be issued by Cellectis S.A. (the “Warrant Agreement”), as required under the Finance Contract.

As a condition to the disbursement of Tranche A, the Company issued 2,779,188 Tranche A warrants to the EIB at the exercise price of €1.92 per warrant. As a condition to the disbursement of Tranche B, the Company issued 1,460,053 Tranche B warrants to the EIB at the exercise price of €2.53 per warrant. As a condition to the disbursement of Tranche C, the Company issued 611,426 Tranche C warrants to the EIB at the exercise price of €1.70 per warrant. The Tranche A, B and C warrants are collectively referred to as the "EIB Warrants". The exercise price of the warrants corresponds to 99% of the volume-weighted average price of the Company’s ordinary shares during the three trading days preceding the decision of the Board of Directors to issue each of the Tranche A, Tranche B and Tranche C warrants.

Each EIB Warrant entitles the EIB to acquire one ordinary share of the Company upon payment of the applicable exercise price, subject to customary adjustments and anti-dilution provisions.

The EIB Warrants expire on the twentieth anniversary of their issuance date, at which time any unexercised EIB Warrants will automatically lapse and become null and void.

Any outstanding EIB Warrant becomes exercisable upon the earliest to occur of: (i) a change of control event; (ii) the maturity date of related Tranche; (iii) a public takeover bid approved by the Company’s Board of Directors; (iv) a sale of all or substantially all of certain assets of Cellectis and its subsidiaries; (v) a debt repayment event (defined as any mandatory repayment pursuant to the Finance Contract or any voluntary repayment of more than 75% of any Tranche) in respect of one or more Tranches; or (vi) the receipt by Cellectis of a written demand for repayment from the EIB following an event of default under the Finance Contract (each, an “Exercise Event”).

Following the occurrence of an Exercise Event and until the expiration of the applicable EIB Warrants, the EIB may exercise a put option (the "EIB Put Option"), pursuant to which the EIB may require the Company to repurchase all or a portion of the then exercisable but unexercised EIB Warrants. The repurchase price would be equal to the fair market value of the EIB Warrants, subject to a cap equal to the aggregate principal amount disbursed by the EIB under the Finance Contract, less certain repaid amounts, as determined at the time the EIB Put Option is exercised.

Furthermore, in the event of any public take-over bid by a third party or a sale of all outstanding shares of the Company to any person or group of persons acting in concert, the Company may, subject to certain conditions, including the sale by certain shareholders of all of their shares and other securities, repurchase all, but not less than all, of the EIB Warrants (the "Call Option"). The repurchase price would be equal to the greater of: (a) 0.3 times the amount disbursed by the EIB under the Finance Contract divided by the aggregate number of EIB Warrants issued (as reduced by the number EIB Warrants previously exercised); and (b) the fair market value of the EIB Warrants.

The Company has a right of first refusal to repurchase any EIB Warrants offered for sale to a third party on the same terms and conditions as such third party’s offer, provided that such right of first refusal shall not apply if the contemplated sale occurs in connection with a public takeover bid by a third party.

The Finance Contract and the Warrant Agreement are separate instruments because they have different maturities and because the warrants are transferable, subject to certain conditions. Accordingly, the warrants are accounted for separately from the related loan.

Tranche A, B and C loans, as well as their related Tranche A, B and C warrants, are accounted for separately in accordance with IFRS 9. The drawdown of Tranches B and C cannot be analyzed as an amendment to the loan and warrant contracts of Tranche A or B, as each drawdown was subject to additional conditions, the related loans and warrants have different maturities, and the effective interest rate applicable to each tranche differs and reflects market conditions prevailing at the respective drawdown date.

The €20.0 million Tranche A loan is classified as a financial liability measured at amortized cost. Upon initial recognition on April 17, 2023, the carrying amount of the loan included $0.3 million of transaction costs and the $5.3 million fair value of the related warrants (see below Derivative Instruments), as the warrants formed part of the consideration provided to the EIB. The initial carrying value of the loan was $16.2 million. Thereafter, the loan is measured at amortized cost using the effective interest method, with an effective interest rate of 13.4%.

The €15.0 million Tranche B loan is classified as a financial liability measured at amortized cost. Upon initial recognition on January 25, 2024, the carrying amount of the loan included the $3.5 million fair value of the related warrants (see below Derivative Instruments), as the warrants formed part of the consideration provided to the EIB. The initial carrying value of the loan was $12.8 million. Thereafter, the loan is measured at amortized cost using the effective interest method, with an effective interest rate of 11.4%.

The €5.0 million Tranche C loan is classified as a financial liability measured at amortized cost. Upon initial recognition on December 18, 2024, the carrying amount of the loan included the $0.8 million fair value of the related warrants (see below Derivative

Instruments), as the warrants formed part of the consideration provided to the EIB. The initial fair value of the loan is $4.5 million. Thereafter, the loan is measured at amortized cost using the effective interest method, with an effective interest rate of 8.85%.

Derivative Instruments – EIB Warrants

The warrants (Bons de Souscription d’Actions) issued in connection with the disbursement of the Tranches A, B and C are derivative instruments.

Based on the terms and conditions of the EIB Put Option, we consider that the Put Option and the Tranche A Warrants, Tranche B Warrants and Tranche C Warrants under each of the Tranches are to be treated as a single compound derivative.

Based on the terms and conditions of the Company’s Call Option, we consider it highly unlikely that the Company will exercise the Call Option. Accordingly, the call option was assigned a fair value of zero as of December 31, 2025 and June 30, 2026.

The “fixed for fixed” criterion of IAS 32, under which a derivative may be classified as an equity instrument only if will be settled by the exchange of a fixed number of shares for a fixed amount of cash or another financial asset, is not met. This is because the settlement provisions may result in the exchange of a variable number of shares for a variable amount upon exercise of the Put Option. Accordingly, the Tranche A, B and C Warrants and the related Put Option are not classified as equity instruments but as a financial liability measured at fair value through profit or loss.

The fair value of the Tranche A, B and C Warrants and the Put Option was estimated using a Longstaff-Schwartz valuation method. These derivative instruments are classified within Level 3 in the fair value hierarchy.

This approach is particularly appropriate for estimating the fair value of American-style options, which may be exercised at any time between the occurrence of an exercise event and their maturity date, and which contain complex exercise features. In particular, the EIB may exercise the Warrants based on Cellectis’ spot share price or exercise the Put Option based on the average share price over a 90-day period.

The Longstaff-Schwartz valuation method also reflects the market price of the underlying shares at the valuation date, the historical volatility of the Company’s share price and the contractual term of the instruments.

The assumptions and results of the warrant valuation for Tranche A are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* For valuation purposes, the grant date corresponds to the disbursement date of Tranche A, which is defined as the issuance date under the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2025	As of June 30, 2026
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	4.20	2.58
Average life of options (in years)	20.00	17.30	16.80
Expected volatility	81.3%	89.7%	90.9%
Risk free rate	2.85%	3.3%	3.2%
Expected dividends	0%	0%	0%
Fair value per option (in euros per share)	1.73	3.84	2.36
Fair value in $ thousands	5,280	12,546	7,467

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2026	Fair value in $ thousands
Expected volatility -5%	7,538
Expected volatility	7,467
Expected volatility +5%	7,303

The assumptions and results of the warrant valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* For valuation purposes, the grant date corresponds to the disbursement date of Tranche B, which is defined as the issuance date under the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2025	As of June 30, 2026
Number of warrants granted	1,460,053	1,460,053	1,460,053
Share price (in euros)	2.51	4.20	2.58
Average life of options (in years)	20.00	18.09	17.59
Expected volatility	60.4%	89.7%	90.9%
Risk free rate	2.7%	3.3%	3.2%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	2.22	3.89	2.25
Fair value in $ thousands	3,534	6,679	3,745

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2026	Fair value in $ thousands
Expected volatility -5%	3,812
Expected volatility	3,745
Expected volatility +5%	3,638

The assumptions and results of the warrant valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* For valuation purposes, the grant date corresponds to the disbursement date of Tranche C, which is defined as the issuance date under the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2025	As of June 30, 2026
Number of warrants granted	611,426	611,426	611,426
Share price (in euros)	1.56	4.20	2.58
Average life of options (in years)	20.00	18.97	18.47
Expected volatility	45.3%	89.7%	90.9%
Risk free rate	2.2%	3.3%	3.2%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.19	3.94	2.37
Fair value in $ thousands	755	2,834	1,651

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2026	Fair value in $ thousands
Expected volatility -5%	1,684
Expected volatility	1,651
Expected volatility +5%	1,651

12.2 Remaining contractual maturities

Balance as of June 30, 2026	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	30,597	7,806	22,667	6,452
Financial liabilities	73,685	7,616	73,923	3,111
Trade payables	18,200	18,200	-	-
Other current liabilities	10,647	10,647	-	-
Total financial liabilities and lease debts	133,129	44,270	96,589	9,563

Balance as of December 31, 2025	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	35,426	10,151	25,406	7,881
Financial liabilities	84,472	10,722	79,206	34
Trade payables	17,277	17,277	-	-
Other current liabilities	12,342	12,342	-	-
Total financial liabilities and lease debts	149,518	50,492	104,613	7,915

The above remaining contractual maturities are undiscounted amounts and include future interests to be paid.